Impairment, Restructuring Charges and Other Related Closure Costs (Details) (Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impairment Restructuring Charges and Other Related Closure Costs (Additional) (Textual)
Impairment charges				$ 4	$ 11	$ 35
Restructuring charges and other related closure costs				71	93	256
Other related closure costs				(28)	(18)	(35)
Impairment Restructuring Charges and Other Related Closure Costs (Textual)
Expected payment	42			42	129
Impairment charge on long-lived assets						21
Impairment on certain specific equipment						4
Impairment on goodwill						6
Other-than-temporary impairment charges of equity investments					1	(3)
Total amounts paid for restructuring and related closure costs				154	142
Manufacturing Restructuring Plan [Member]
Impairment Restructuring Charges and Other Related Closure Costs (Additional) (Textual)
Impairment charges				3	1	25
Restructuring charges and other related closure costs				34	26	101
Other related closure costs				(21)	(11)	(32)
Pre-tax charges incurred				311
Expected to result in pre-tax charges, maximum	270			270
Expected to result in pre-tax charges, minimum	300			300
Impairment Restructuring Charges and Other Related Closure Costs (Textual)
Total amounts paid for restructuring and related closure costs				87	27
ST-Ericsson Restructuring Plan [Member]
Impairment Restructuring Charges and Other Related Closure Costs (Additional) (Textual)
Impairment charges				1	10
Expected Reduced Employee Headcount						1,200
Restructuring charges and other related closure costs					64	100
Employee termination and lease contract termination costs				6
Termination benefits for employees				3	59
Other related closure costs				(3)	(5)	(1)
Pre-tax charges incurred				170
Expected to result in pre-tax charges, maximum	135			135
Expected to result in pre-tax charges, minimum	155			155
Impairment Restructuring Charges and Other Related Closure Costs (Textual)
Total amounts paid for restructuring and related closure costs				50	81
ST-Ericsson Cost Savings Plan [Member]
Impairment Restructuring Charges and Other Related Closure Costs (Additional) (Textual)
Annual Saving under Restructuring Plan				120
Expected Reduced Employee Headcount				500
Restructuring charges and other related closure costs				26
Pre-tax charges incurred				26
Expected to result in pre-tax charges, maximum	70			70
Expected to result in pre-tax charges, minimum	75			75
Impairment Restructuring Charges and Other Related Closure Costs (Textual)
Total amounts paid for restructuring and related closure costs				6
Other Restructuring Initiatives [Member]
Impairment Restructuring Charges and Other Related Closure Costs (Additional) (Textual)
Impairment charges						4
Restructuring charges and other related closure costs				5	3	55
Other related closure costs				(4)	(2)	(2)
Impairment Restructuring Charges and Other Related Closure Costs (Textual)
Total amounts paid for restructuring and related closure costs				$ 11	$ 34